Long-term debt - Detailed Information About In Financing Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Interest on bank debt and senior notes	$ 27.1	$ 22.8
PROP limited recourse loan	0.2
Advisor fees	2.7	10.1
Deferred financing costs	5.5	2.8
Unwinding discount on lease liabilities	0.6	1.5
Debt modification	1.3	0.0
Finance costs	$ 37.4	$ 37.2